Other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	€ 11,542
Intangible assets other than goodwill	11,749	€ 11,542
Contractual commitments for acquisition of intangible assets	215	601
Development expenditures
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	9,697
Amortization	1,456	1,294	€ 1,357
Impairment losses and asset write-offs	147	103	106
Intangible assets other than goodwill	9,825	9,697
Development expenditures | SUV
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment losses and asset write-offs			90
Development expenditures | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	19,899	18,739
Additions	2,235	2,586
Divestitures	(568)	(329)
Translation differences and other changes	215	(1,097)
Transfer to Assets held for sale	1,553
Intangible assets other than goodwill	20,228	19,899	18,739
Development expenditures | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(10,202)	(9,380)
Amortization	(1,543)	(1,424)
Impairment losses and asset write-offs	(153)	(110)
Divestitures	553	324
Translation differences and other changes	(31)	388
Transfer to Assets held for sale	973
Intangible assets other than goodwill	(10,403)	(10,202)	(9,380)
Patents, concessions, licenses and credits
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	1,554
Intangible assets other than goodwill	1,637	1,554
Patents, concessions, licenses and credits | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	3,583	3,552
Additions	639	356
Divestitures	(224)	(16)
Translation differences and other changes	133	(309)
Transfer to Assets held for sale	132
Intangible assets other than goodwill	3,999	3,583	3,552
Patents, concessions, licenses and credits | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(2,029)	(1,808)
Amortization	(379)	(371)
Impairment losses and asset write-offs	0	0
Divestitures	30	10
Translation differences and other changes	(82)	140
Transfer to Assets held for sale	98
Intangible assets other than goodwill	(2,362)	(2,029)	(1,808)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	291
Intangible assets other than goodwill	287	291
Other intangible assets | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	804	801
Additions	93	65
Divestitures	(89)	(1)
Translation differences and other changes	(41)	(61)
Transfer to Assets held for sale	131
Intangible assets other than goodwill	636	804	801
Other intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(513)	(482)
Amortization	(50)	(61)
Impairment losses and asset write-offs	0	0
Divestitures	89	0
Translation differences and other changes	34	30
Transfer to Assets held for sale	91
Intangible assets other than goodwill	(349)	(513)	(482)
Finite-lived intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	11,542
Intangible assets other than goodwill	11,749	11,542
Finite-lived intangible assets | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	24,286	23,092
Additions	2,967	3,007
Divestitures	(881)	(346)
Translation differences and other changes	307	(1,467)
Transfer to Assets held for sale	1,816
Intangible assets other than goodwill	24,863	24,286	23,092
Finite-lived intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(12,744)	(11,670)
Amortization	(1,972)	(1,856)
Impairment losses and asset write-offs	(153)	110
Divestitures	672	334
Translation differences and other changes	(79)	558
Transfer to Assets held for sale	1,162
Intangible assets other than goodwill	€ (13,114)	€ (12,744)	€ (11,670)